Land-Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net [Abstract]
Land-use rights, net

Note 8. Land-use rights, net

Land-use rights, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Land-use rights	$821,997	$845,083
Less: accumulated amortization	(216,654)	(194,896)
Land-use rights, net	$605,343	$650,187

Amortization expenses were $27,472, $22,933 and $16,863 for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024 and 2023, the land-use rights have been pledged for the purpose of obtaining bank loans.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$27,008
Fiscal year 2026	27,008
Fiscal year 2027	27,008
Fiscal year 2028	27,008
Fiscal year 2029	27,008
Thereafter	470,303
Total	$605,343